Cost of Sales - Schedule of Cost of Sales (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Cost of Sales [Abstract]
Purchases	RM 12,321,935	$ 2,756,338	RM 11,505,970	RM 2,550,229
Commissions	1,704,750	381,342	590,587	518,594
Marketing	2,116,150	473,369	1,679,862	823,491
Depreciation of plant and equipment	1,624,383	363,364	1,292,349	717,535
Software development	412,000	92,162	574,501
Server maintenance	19,053,935	4,262,244	1,463,433	934,334
Employee benefit expenses	2,608,275	583,455	4,006,075	2,415,042
Total	RM 39,841,428	$ 8,912,274	RM 21,112,777	RM 7,959,225